Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended						12 Months Ended
	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2021	Jul. 02, 2021	Dec. 31, 2020	Jun. 26, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Total dividend on ordinary shares paid	€ 507	€ 256	€ 638	€ 0	€ 386	€ 0	€ 763	€ 638	€ 386
Dividend rate (in euros per share)	€ 1.12	€ 0.56						€ 1.40	€ 0.85